Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	GOLDEN OCEAN GROUP LIMITED
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	false